Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Accounts Payable and Accrued Liabilities Disclosure

6.Accounts Payable and Accrued Liabilities

	2021	2020
	$	$
Trade payables (Note 8)	35,667	18,698
GST payable	25,425	-
Accrued liabilities	42,365	22,942
	103,457	41,640

During the year ended December 31, 2021, the Company wrote off $nil (2020 - $6,233) of accounts payable due to the Company’s assessment of the extinguishment of the contractual obligation.